UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             02/10/09
-------------------	      -----------------		    --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     20
Form 13F Information Table Value Total:                $69,830
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/08


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----
Abbott Labs	      COM	     002824100	  3688	  69100	    SH		 Sole				 69100
Agrium Inc	      COM	     008916108	   689	  20200	    SH		 Sole				 20200
Apple Computer Inc    COM	     037833100	  3124	  36600	    SH		 Sole				 36600
Burlington Northern
  Santa Fe	      COM	     12189T104	  4550	  60100	    SH		 Sole				 60100
Companhia Vale Do Rio SPONSORED ADR  204412209	  1188	  98100	    SH		 Sole				 98100
Diamonds Trust	      UNIT SER 1     252787106	   481	   5500	    SH		 Sole				  5500
Flowers Foods Inc     COM	     343498101	   373	  15300	    SH		 Sole				 15300
IBM Corp	      COM	     459200101	  4629	  55000	    SH		 Sole				 55000
Intel Corp	      COM	     458140100	  1438	  98100	    SH		 Sole				 98100
Midcap Spdr
  Tr Ut Ser 1	      UNIT SER 1     595635103	  6617	  68100	    SH		 Sole				 68100
Mosaic Company	      COM	     61945a107	  1761	  50900	    SH		 Sole				 50900
Partner Commun Co Lt  ADR	     70211m109	   510	  30900	    SH		 Sole				 30900
Powershares QQQ Tr    DYNAMIC MKT PT 73935a104	  4402	 148000	    SH		 Sole				148000
Spdr Tr Unit Ser 1    UNIT SER 1     78462F103	 10757	 119200	    SH		 Sole				119200
Stericycle Inc	      COM	     858912108	  3989	  76600	    SH		 Sole				 76600
Technology SPDR	      SBI INT-TECH   81369Y803	  1581	 102600	    SH		 Sole				102600
Waste Connections Inc COM	     941053100	  3204	 101475	    SH		 Sole				101475
iShares MSCI EAFE     MSCI EAFE IDX  464287465	  2956	  65890	    SH		 Sole				 65890
iShares Russell 2000  RUSSELL 2000   464287655	  7758	 157550	    SH		 Sole				157550
iShares S & P
  500/Bar Val	      S&P500/BAR VAL 464287408	  6137	135840	    SH		 Sole				135840

REPORT SUMMARY     	     20	DATA RECORDS	 69830	     0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
